Investments in Unconsolidated Entities (Details 3) (USD $)	1 Months Ended		3 Months Ended												12 Months Ended			30 Months Ended
	Oct. 31, 2010	Dec. 31, 2009 property	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 12, 2012	Dec. 31, 2008
Assets:
Investment properties at cost			$ 29,657,046,000				$ 27,508,735,000								$ 29,657,046,000	$ 27,508,735,000
Less - accumulated depreciation			8,388,130,000				7,711,304,000								8,388,130,000	7,711,304,000
Investment properties net			21,268,916,000				19,797,431,000								21,268,916,000	19,797,431,000
Cash and cash equivalents		3,957,718,000	798,650,000				796,718,000				3,957,718,000				798,650,000	796,718,000	3,957,718,000		773,544,000
Tenant receivables and accrued revenue, net			486,731,000				426,736,000								486,731,000	426,736,000
Investment in unconsolidated entities, at equity			1,378,084,000				1,390,105,000								1,378,084,000	1,390,105,000
Deferred costs and other assets			1,633,544,000				1,795,439,000								1,633,544,000	1,795,439,000
Total assets			26,216,925,000				24,857,429,000								26,216,925,000	24,857,429,000
Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness		18,630,302,000	18,446,440,000				17,473,760,000				18,630,302,000				18,446,440,000	17,473,760,000	18,630,302,000
Accounts payable, accrued expenses, intangibles, and deferred revenues			1,091,712,000				993,738,000								1,091,712,000	993,738,000
Total liabilities			20,404,692,000				19,138,208,000								20,404,692,000	19,138,208,000
Total liabilities and equity			26,216,925,000				24,857,429,000								26,216,925,000	24,857,429,000
Debt Maturity and Other
2012			1,564,661,000												1,564,661,000
2013			1,211,305,000												1,211,305,000
2014			1,792,649,000												1,792,649,000
2015			1,692,886,000												1,692,886,000
2016			4,604,813,000												4,604,813,000
Thereafter			7,555,054,000												7,555,054,000
Total principal maturities			18,421,368,000												18,421,368,000
Net unamortized debt premiums and discounts			25,072,000												25,072,000
Total mortgages and other indebtedness		18,630,302,000	18,446,440,000				17,473,760,000				18,630,302,000				18,446,440,000	17,473,760,000	18,630,302,000
Revenue:
Minimum rent															2,664,724,000	2,429,519,000	2,316,838,000
Overage rent															140,842,000	110,621,000	84,922,000
Tenant reimbursements															1,177,269,000	1,083,780,000	1,062,227,000
Other income															195,587,000	212,503,000	187,170,000
Total revenue			1,171,337,000	1,074,360,000	1,040,861,000	1,019,874,000	1,119,718,000	979,275,000	933,566,000	925,071,000	1,028,180,000	924,932,000	903,612,000	918,492,000	4,306,432,000	3,957,630,000	3,775,216,000
Operating Expenses:
Property operating															436,571,000	414,264,000	425,703,000
Depreciation and amortization															1,065,946,000	982,820,000	997,598,000
Real estate taxes															369,755,000	345,960,000	333,957,000
Repairs and maintenance															113,496,000	102,425,000	91,736,000
Advertising and promotion															107,002,000	97,194,000	93,565,000
Provision for credit losses															6,505,000	3,130,000	22,655,000
Impairment charge																	197,353,000
Other															97,078,000	68,045,000	72,088,000
Total operating expenses															2,371,290,000	2,213,391,000	2,368,524,000
Operating Income			533,082,000	483,598,000	467,572,000	450,890,000	504,062,000	397,794,000	415,467,000	426,916,000					1,935,142,000	1,744,239,000	1,406,692,000
Interest expense															(983,526,000)	(1,027,091,000)	(992,065,000)
Third-Party Investors' Share of Net Income															384,384,000	234,799,000	170,265,000
Our Share of Net Income															305,620,000	136,386,000	88,307,000
Amortization of Excess Investment															(50,562,000)	(48,329,000)	(55,690,000)
Our Share of Gain on Sale or Disposal of Assets and Interests in unconsolidated entities (net)															(173,820,000)	(20,305,000)
Our Share of Impairment Charge from Investments in Unconsolidated Entities		7,600,000														(8,169,000)	(7,603,000)	8,169,000
Impairment charge from investments in unconsolidated entities	8,200,000	35,100,000														8,169,000	42,697,000
Regional malls with impairment charges		1
Non-retail real estate assets with impairment charges		1
Real Estate joint ventures
Assets:
Investment properties at cost			20,481,657,000				21,236,594,000								20,481,657,000	21,236,594,000
Less - accumulated depreciation			5,264,565,000				5,126,116,000								5,264,565,000	5,126,116,000
Investment properties net			15,217,092,000				16,110,478,000								15,217,092,000	16,110,478,000
Cash and cash equivalents			806,895,000				802,025,000								806,895,000	802,025,000
Tenant receivables and accrued revenue, net			359,208,000				353,719,000								359,208,000	353,719,000
Investment in unconsolidated entities, at equity			133,576,000				158,116,000								133,576,000	158,116,000
Deferred costs and other assets			526,101,000				525,024,000								526,101,000	525,024,000
Total assets			17,042,872,000				17,949,362,000								17,042,872,000	17,949,362,000
Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness			15,582,321,000				15,937,404,000								15,582,321,000	15,937,404,000
Accounts payable, accrued expenses, intangibles, and deferred revenues			775,733,000				748,245,000								775,733,000	748,245,000
Other liabilities			981,711,000				961,284,000								981,711,000	961,284,000
Total liabilities			17,339,765,000				17,646,933,000								17,339,765,000	17,646,933,000
Preferred units			67,450,000				67,450,000								67,450,000	67,450,000
Partners' (deficit) equity			(364,343,000)				234,979,000								(364,343,000)	234,979,000
Total liabilities and equity			17,042,872,000				17,949,362,000								17,042,872,000	17,949,362,000
Our Share of:
Partners' (deficit) equity			(32,000,000)				146,578,000								(32,000,000)	146,578,000
Add: Excess Investment			714,515,000				757,672,000								714,515,000	757,672,000
Our net Investment in Joint Ventures			682,515,000				904,250,000								682,515,000	904,250,000
Life of joint ventures with excess investment (in years)			40												40
Debt Maturity and Other
2012			2,746,336,000												2,746,336,000
2013			1,875,642,000												1,875,642,000
2014			1,925,553,000												1,925,553,000
2015			2,116,162,000												2,116,162,000
2016			1,462,915,000												1,462,915,000
Thereafter			5,448,606,000												5,448,606,000
Total principal maturities			15,575,214,000												15,575,214,000
Net unamortized debt premiums and discounts			7,107,000												7,107,000
Total mortgages and other indebtedness			15,582,321,000				15,937,404,000								15,582,321,000	15,937,404,000
Interest rate, low end of range (as a percent)															0.49%
Interest rate, high end of range (as a percent)															9.35%
Weighted average interest rate (as a percent)			5.02%												5.02%
Revenue:
Minimum rent															1,844,774,000	1,810,581,000	1,813,180,000
Overage rent															161,993,000	143,018,000	127,561,000
Tenant reimbursements															862,211,000	870,555,000	903,009,000
Other income															175,430,000	214,728,000	168,239,000
Total revenue															3,044,408,000	3,038,882,000	3,011,989,000
Operating Expenses:
Property operating															602,989,000	595,733,000	614,968,000
Depreciation and amortization															737,865,000	752,014,000	760,068,000
Real estate taxes															220,955,000	230,326,000	234,506,000
Repairs and maintenance															76,258,000	92,490,000	98,197,000
Advertising and promotion															57,703,000	55,952,000	58,261,000
Provision for credit losses															8,648,000	3,934,000	14,935,000
Impairment charge																	17,268,000
Other															227,703,000	209,635,000	181,693,000
Total operating expenses															1,932,121,000	1,940,084,000	1,979,896,000
Interest expense															(813,433,000)	(812,886,000)	(826,951,000)
Impairment charge from investments in unconsolidated entities																(16,671,000)
Income from Continuing Operations															294,210,000	268,401,000	200,403,000
Income from discontinued joint venture interests															48,154,000	63,108,000	58,169,000
Gain on sale of or disposal of assets and interests in unconsolidated entities, net															347,640,000	39,676,000
Net Income															690,004,000	371,185,000	258,572,000
Gain (loss) from unconsolidated entities															$ 81,238,000	$ 75,921,000	$ 40,220,000